CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income	$ (3,588)	$ 6,282,956	$ 7,952,957	$ 8,200,831
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on investments held in Trust Account		(1,418,183)	(58,469)	(79,687)
Unrealized loss on change in fair value of warrants		(6,423,387)	(9,599,733)	(10,712,133)
Offering costs allocated to warrant liabilities			655,046	655,046
Changes in operating assets and liabilities:
Prepaid assets		234,019	(480,956)	(372,430)
Franchise and income tax payable		204,238	150,000	200,000
Accrued expenses	3,588	309,204	49,000	613,585
Net cash used in operating activities		(811,153)	(1,332,155)	(1,494,788)
Cash Flows from Investing Activities:
Principal invested into Trust account			(276,000,000)	(276,000,000)
Withdrawal from Trust Account for tax obligations		341,500
Net cash provided by (used in) investing activities		341,500	(276,000,000)	(276,000,000)
Cash Flows from Financing Activities:
Due to related party			3,495
Proceeds from sale of Units, net of underwriter fee			270,480,000	270,480,000
Payment of offering costs			(369,212)	(369,212)
Proceeds from issuance of Private Placement Warrants			7,920,000
Proceeds from working capital loans				100,000
Borrowing from promissory note			35,192	35,192
Repayment of promissory note			(73,780)	(73,780)
Net cash provided by financing activities			277,995,695	277,992,200
Net Change in Cash		(469,653)	663,540	497,412
Cash - Beginning of period		497,412
Cash - End of period		$ 27,759	663,540	497,412
Supplemental Disclosure of Non-cash Financing Activities:
Deferred underwriters' discount payable charged to additional paid in capital			9,660,000	9,660,000
Conversion of Working Capital Loans to Private Placement Warrants			$ 100,000	100,000
Accretion of Class A common stock to redemption value				$ 26,383,165
Supplemental Disclosure of Non-cash Financing Activities:
Deferred offering costs paid by Sponsor in exchange for issuance of common stock	25,000
Deferred offering costs paid by promissory note	35,000
Accrued deferred offering costs	$ 81,000